Sales, General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Sales, General and Administrative Expenses [Abstract]
Sales, General and Administrative Expenses

Note 15 - Sales, General and Administrative Expenses

	For the year ended December 31
	2022	2021	2020
	USD thousands
Salaries, wages and related expenses	1,845	1,762	1,332
Share-based payments (see also Note 11)	1,333	1,047	1,147
Legal fees in connection with ISA investigation and class action lawsuits (see also Note 13B)	135	12	43
Reimbursement of legal fees	(63)	(66)	(182)
Other professional fees	750	1,222	1,215
Board member remuneration and insurance	1,152	1,033	962
Board member share-based payments	311	478	742
Maintenance expenses	120	55	58
Travel and car expenses	144	133	76
Depreciation	201	231	235
Other	355	200	373

	6,283	6,107	6,001